UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-14546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $1,939,998 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTODESK INC                   COM              052769106   112157  3172757 SH       SOLE                  3172757        0        0
B/E AEROSPACE INC              COM              073302101    87212  1765426 SH       SOLE                  1765426        0        0
CITIGROUP INC                  COM NEW          172967424    79767  2016367 SH       SOLE                  2016367        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108   100688  3275472 SH       SOLE                  3275472        0        0
DOLLAR GEN CORP NEW            COM              256677105   150041  3403062 SH       SOLE                  3403062        0        0
EQUINIX INC                    COM NEW          29444U502    94022   455973 SH       SOLE                   455973        0        0
EXPEDIA INC DEL                COM NEW          30212P303    57120   929541 SH       SOLE                   929541        0        0
GNC HLDGS INC                  COM CL A         36191G107   157316  4727030 SH       SOLE                  4727030        0        0
HALLIBURTON CO                 COM              406216101    71690  2066600 SH       SOLE                  2066600        0        0
MERRIMACK PHARMACEUTICALS IN   COM              590328100    20088  3298482 SH       SOLE                  3298482        0        0
NEWS CORP                      CL A             65248E104   106127  4155339 SH       SOLE                  4155339        0        0
PRICELINE COM INC              COM NEW          741503403   113603   182877 SH       SOLE                   182877        0        0
ROCKWOOD HLDGS INC             COM              774415103   108168  2186976 SH       SOLE                  2186976        0        0
SANDRIDGE ENERGY INC           COM              80007P307   209550 33000000 SH       SOLE                 33000000        0        0
SPIRIT RLTY CAP INC            COM              84860F109   116786  6568408 SH       SOLE                  6568408        0        0
VIACOM INC NEW                 CL B             92553P201   110279  2091000 SH       SOLE                  2091000        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108   175200  3292621 SH       SOLE                  3292621        0        0
YANDEX N V                     SHS CLASS A      N97284108    70184  3253776 SH       SOLE                  3253776        0        0